Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Consolidated Financial Statements (Details) - Balance Sheet [Member]	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
RMB [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	7.1636	7.2993	7.2672
Period Average Exchange Rates	7.2526	7.1957	7.215
JPY [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	144.17	157.37	160.88
Period Average Exchange Rates	148.38	151.46	152.2
EUR [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange Rates	0.8496	0.9661	0.9336
Period Average Exchange Rates	0.9138	0.9242	0.9251